Oct. 28, 2026
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Investment Objective
The investment objective of The Corporate Opportunities Portfolio is to achieve above-average total return by investing in high yield securities commonly referred to as “junk bonds.”
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.14%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.30%
Total Annual Portfolio Operating Expenses*	0.55%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Example:

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests in a mix of equity and fixed income securities issued by corporations. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds.” These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), publicly traded equities, stock index futures, agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation protected securities, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs and closed-end funds, that invest in fixed income securities. Notwithstanding the above, when such securities are not available at prices that adequately reflect the underlying risks, the Portfolio will hold a mixture of equity and investment-grade fixed income securities that most closely approximates the risks of such high-yield securities. The Portfolio will invest in equity securities of issuers of any capitalization.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities and may be of any maturity. The Portfolio may engage in transactions involving instruments such as option or futures contracts, in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as fixed income securities for purposes of the Portfolio’s policies regarding investments in fixed income securities, to the extent that such derivative instruments have economic characteristics similar to those of fixed income securities.

The performance benchmark for this Portfolio is the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the fixed income portion of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Performance Bar Chart and Table

Performance. The chart and table below show how The Corporate Opportunities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index and an index that more closely reflects the investments of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. In addition, the Portfolio, prior to August 17, 2020 when it changed its name and primary investment strategy, invested primarily in fixed income securities including at least 50% in high yield securities. The Portfolio’s performance information prior to August 17, 2020 relates only to the Portfolio’s former principal investment strategies.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s before-tax return for the period from January 1, 2026 through September 30, 2026 (non-annualized) was ‑1.08%.
Best quarter:	2nd Qtr. 2020	7.05%
Worst quarter:	2nd Qtr. 2022	‑7.26%

Average Annual Total Returns (for the periods ended 12/31/25)
	One Year	Five Year	Ten Year
The Corporate Opportunities Portfolio*
– Before Taxes	6.80%	4.89%	6.63%
– After Taxes on Distributions	5.40%	2.81%	4.56%
– After Taxes on Distributions and Sale of Portfolio Shares	4.02%	2.88%	4.26%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	8.78%	4.11%	6.15%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	‑0.36%	2.01%
*

Effective at the close of business August 17, 2020, the Portfolio changed its principal investment strategy to invest in a mix of equity and fixed income securities issued by corporations. See “About Benchmarks and Index Investing” for a description of the indexes.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.